Debt and Other Credit Facilities (Narrative) (Details) $ / shares in Units, £ in Millions, $ in Millions		12 Months Ended
	Nov. 15, 2018 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2018 USD ($) $ / shares	Jun. 30, 2022	Jul. 02, 2020 USD ($)	Jun. 30, 2020	Feb. 07, 2020 USD ($)	Feb. 07, 2020 AUD ($)	Nov. 15, 2018 GBP (£)
Debt Instrument [Line Items]
Revolving credit agreement		$ 1,596,000,000	$ 1,210,000,000
Long-term line of credit		$ 1,795,000,000
Cash dividends declared per share (usd per share) | $ / shares		$ 0.40	$ 0.32	$ 0.32
Nonrecourse project debt		$ 2,000,000	$ 7,000,000							£ 62
Proceeds from sale of warrants	$ 22,000,000	$ 0	0	$ 22,000,000
Exercise price (usd per share) | $ / shares	$ 40.02
Percentage of strike price above reported last sale price	29.00%
Term Loan A
Debt Instrument [Line Items]
Percentage of aggregate principal							0.625%
Term Loan A | Scenario, Forecast
Debt Instrument [Line Items]
Percentage of aggregate principal					1.25%
Term Loan A | Secured Debt
Debt Instrument [Line Items]
Revolving credit agreement									$ 275
Covenant, interest coverage ratio							3.00
Term Loan A | Secured Debt | Maximum
Debt Instrument [Line Items]
Debt instrument, covenant, leverage ratio through 2021							4.25
Debt instrument, covenant, leverage ratio through 2022							4.00
Debt instrument, covenant, leverage ratio through 2023							3.75
Term Loan B | LIBOR Margin
Debt Instrument [Line Items]
Basis spread on variable rate		2.75%
Term Loan B | Secured Debt
Debt Instrument [Line Items]
Revolving credit agreement								$ 520,000,000
Percentage of aggregate principal							0.25%
Notes Due 2023 | Convertible Notes
Debt Instrument [Line Items]
Aggregate principal amount		$ 350,000,000
Interest rate, stated percentage										2.50%
Conversion price (usd per share) | $ / shares	$ 25.51
Conversion rate	0.0391961	0.0393360
Cash dividends declared per share (usd per share) | $ / shares		$ 0.10
Strike price (usd per share) | $ / shares		$ 25.42
If-converted value in excess of principal		$ 76,000,000
Net convertible carrying amount of equity component		57,000,000	57,000,000
Interest cost, contractual coupon		9,000,000	9,000,000	1,000,000
Interest cost, amortization of discount		$ 13,000,000	$ 12,000,000	$ 1,000,000
Guaranteed secured bonds, percentage		6.50%	6.50%
Revolving Credit Facility
Debt Instrument [Line Items]
Letters of credit, outstanding amount						$ 1,000,000,000		500,000,000
Letter of Credit
Debt Instrument [Line Items]
Letters of credit, outstanding amount								$ 500,000,000